Commitments - Schedule of Future Minimum Rental Payments under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 1,761
2016	1,629
2017	1,455
2018	1,126
2019	806
Thereafter	3,261
Total Minimum Payments Required	$ 10,038